Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2007	Dec. 31, 2012	Mar. 27, 2014 Series B Junior Participating Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Reverse Stock Split Outstanding Common Stock Ratio	one-for-twenty
Reverse Stock Split Authorized Common Stock Ratio	On June 15, 2012, the Company effected a reverse stock split with respect to all outstanding shares of common stock and Class B common stock at a ratio of one-for-twenty.
Reverse Stock Split Authorized Common Stock Ratio	The Company also split the number of authorized shares of common stock at a ratio of one-for-fourteen, thereby reducing the aggregate number of authorized common stock shares to 10,000,000, and also split the number of authorized shares of Class B common stock at a ratio of one-for-twenty, thereby reducing the aggregate number of authorized Class B common stock shares to 3,750,000. All share and per share information and all necessary par value adjustments have been retroactively restated in the financial statements to reflect the effect of this reverse stock split.
Treasury shares		40,481	40,481		40,481
Treasury Stock Acquired, Average Cost Per Share		$ 106.62	$ 106.62
Amount Available Under Stock Repurchase Plan		$ 3,184,000	$ 3,184,000	$ 7,500,000
Share Purchase Price						$ 13.50
Preferred Stock, Par Value (In Dollars Per Share)		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Beneficial Ownership Percentage						4.99%